Leases (Details) - Schedule of Lease Costs are Included in the Statement of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule of Lease Costs are Included in the Statement of Operations and Comprehensive Loss [Abstract]
Operating lease cost	$ 100	$ 101	$ 396
Short-term lease cost	2	80	266
Total lease cost	$ 102	$ 181	$ 662	$ 565